Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Fair Value of Options Granted Black-Scholes-Merton Model

There were no options granted during the three and nine months ended September 30, 2026. The assumptions used to determine the fair value of options granted for the three and nine months ended September 30, 2025, using the Black-Scholes-Merton model are as follows:

Risk-free interest rate	3.80 to 4.50%
Expected volatility (weighted-average and range, if applicable)	96-106%
Expected term	5 to 6.5 years

The assumptions used to determine the fair value of options granted in the year ended December 31, 2025 using the Black-Scholes-Merton option model are as follows:

Schedule of Fair Value of Options Granted Black-Scholes-Merton Model

Dividend yield	-
Risk-free interest rate	3.5% to 4.4%
Expected volatility	93.4% to 115.5%
Expected term in years	5 to 6.5

The assumptions used to determine the fair value of options granted in the year ended December 31, 2024 using the Black-Scholes-Merton model are as follows:

Dividend yield	0%
Risk-free interest rate	3.6% to 4.2%
Expected volatility	100%
Expected term in years	6 to 6.5

Schedule of Stock Option Activities and Related Information

A summary of the Company’s stock option activities and related information for the nine months ended September 30, 2026, is as follows

Stock Option	No. of Stock Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in Years)
January 1, 2026	44,885	$135.00	9.3
Cancelled / Forfeited	(6,115)	617.96	-
September 30, 2026	38,770	$58.80	8.6
Vested and expected to vest, September 30, 2026	38,770	$58.80	8.6

A summary of the Company’s stock option activities and related information for the nine months ended September 30, 2025, is as follows:

Stock Option	No. of Stock Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in Years)
January 1, 2025	8,758	$1,168.32	7.8
Granted	42,986	28.80	9.7
Exercised	-	-	-
Expired	-	-	-
Cancelled / Forfeited	(8,912)		-
September 30, 2025	42,832	$140.52	9.0
Vested and expected to vest, September 30, 2025	42,832	$140.52	9.0

A summary of the Company’s stock option activities and related information for the year ended December 31, 2025 is as follows:

Stock Option	No. of Stock Option	Weighted-Average Grant Date Exercise Price	Weighted-Average Remaining Contractual Life (In Years)
Balance, January 1, 2025	8,758	$1,182.60	0.65
Granted	45,069	46.68	9.5
Forfeited	(8,942)	-	-
Balance, December 31, 2025	44,885	$135.00	9.3
Vested and expected to vest December 31, 2025	44,885	$135.00	9.3

Stock Option	No. of Stock Option	Weighted-Average Grant Date Exercise Price	Weighted- Average Remaining Contractual Life (In Years)
January 1, 2024	9,526	$1,303.44	1.65
Granted	-	-	-
Forfeited	-	-	-
Cancelled / Forfeited	(768)	(919.20)	-
December 31, 2024	8,758	$1,182.60	0.65

Schedule of Options Outstanding

The following options were outstanding at their respective exercise price as of September 30, 2026 and December 31, 2025.

Exercise Price Options Outstanding	September 30, 2026	December 31, 2025
$15.24	2,083	2,083
$26.64	1,982	1,982
$28.80	26,585	30,408
$76.80	611	611
$93.60	478	478
$96.00	2,725	2,725
$116.16	2,907	2,907
$374.40	832	832
$750.48	567	567
$1,600.80	-	2,292
Total	38,770	44,885

The following options were outstanding as of December 31, 2025, at their respective exercise price:

Exercise Price Options Outstanding	December 31, 2025
$15.24	2,084
$26.64	1,982
$28.80	30,408
$76.80	611
$93.60	478
$96.00	2,725
$116.16	2,907
$374.40	832
$750.48	569
$1,600.80	2,292
Fractional share rounding (reverse stock split)	(3)
Total	44,885

Schedule of Stock Compensation Expenses

Stock compensation expense for the three months ended September 30, 2026, and September 30, 2025, is as follows:

	For The Three Months Ended
	2026	2025
Compensation and employee benefits	$41,523	$486,707
Professional services	-	100,000
Total	$41,523	$586,707

Stock compensation expense for the nine months ended September 30, 2026, and September 30, 2025, is as follows:

	For The Nine Months Ended
	2026	2025
Compensation and employee benefits	$141,954	$662,615
Professional services	-	688,993
Total	$141,954	$1,351,608

Stock compensation expenses is comprised of the following:

	Year Ended December 31
	2025	2024
Compensation and employee benefits	$796,565	$1,575,952
Professional services	688,993	-
Total	$1,485,558	$1,575,952

Schedule of Restricted Stock Units

The Company does not have any outstanding restricted stock units (“RSUs”) as of September 30, 2026. A summary of the Company’s RSU activity and related information for the nine months ended September 30, 2025, is presented below:

Restricted Stock Units	No. of RSU	Weighted-Average Grant Date Fair Value Per RSU	Weighted-Average Remaining Contractual Life (in Years)
Balance, January 1, 2025	715	$314.4	1.0
Exercised	(358)	-	-
Forfeited	(237)	-	-
Balance, September 30, 2025	120	$314.4	0.5

A summary of the Company’s RSU activities and related information for the year ended December 31, 2025 and December 31, 2024 is as follows:

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 1, 2025	716	$314.40	1.00
Granted		-	-
Vested	(479)	-	-
Expired	-	-	-
Cancelled / Forfeited	(237)	-	-
December 31, 2025	-	-	-

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 1, 2024	1,348	$314.40	2.00
Granted	-	-	-
Vested	(450)	314.40	-
Expired	-	-	-
Cancelled / Forfeited	(184)	314.40	-
Fractional share rounding (reverse stock split)	2	-	-
December 31, 2024	716	314.40	1.00